Acquisition and Disposition of Real Estate - Narrative (Details) $ in Thousands			12 Months Ended
	Dec. 31, 2019 USD ($) property	Dec. 23, 2019 USD ($) shares	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($) property	Dec. 22, 2019 USD ($) property
Real Estate [Line Items]
Payments to acquire real estate held-for-investment	$ 1,112		$ 408,584		$ 1,232
Number of properties disposed | property	0		3		4
Proceeds from sale of real estate held for investment	$ 0		$ 48,069		$ 77,616
Gain on sales of real estate, net	0		6,213		$ 5,646
Earnest money deposits	1,100		$ 634	$ 1,100
Predecessor | OP Units
Real Estate [Line Items]
Operating partnership units issued (in shares) | shares		4,449,019
Class A OP Units | Netstreit, L.P. (The Operating Partnership) | OP Units
Real Estate [Line Items]
Operating partnership units issued (in shares) | shares		8,860,760
Class A OP Units | Predecessor | OP Units
Real Estate [Line Items]
Operating partnership units issued (in shares) | shares		3,652,149
Class B OP Units | Predecessor | OP Units
Real Estate [Line Items]
Operating partnership units issued (in shares) | shares		796,870
Fifteen Properties
Real Estate [Line Items]
Number of properties disposed | property			15
Proceeds from sale of real estate held for investment			$ 48,100
Gain on sales of real estate, net			$ 6,200
Thirty Properties
Real Estate [Line Items]
Number of properties disposed | property					30
Proceeds from sale of real estate held for investment					$ 77,600
Gain on sales of real estate, net					$ 5,600
One Property
Real Estate [Line Items]
Number of properties disposed | property				1
Earnest money deposits	$ 300			$ 300
2020 Acquisitions
Real Estate [Line Items]
Number of properties acquired | property			124
Payments to acquire real estate held-for-investment			$ 408,600
Acquisition fees incurred			$ 4,700
2019 Acquisitions
Real Estate [Line Items]
Number of properties acquired | property	1				1
Payments to acquire real estate held-for-investment	$ 1,100				$ 1,200
Acquisition fees incurred	$ 100				$ 100
Predecessor Asset Acquisition
Real Estate [Line Items]
Consideration transferred for asset acquisition		$ 256,300
Acquisition fees incurred		$ 500